Long-term debt - Disclosure of Long-Term Debt (Details)			12 Months Ended
	Nov. 06, 2018	Sep. 30, 2018 CAD ($)	Sep. 30, 2018 CAD ($) payment tranche	Sep. 30, 2017 CAD ($)	Sep. 30, 2018 USD ($)	Sep. 30, 2018 EUR (€)
Disclosure of detailed information about borrowings [line items]
Borrowings		$ 1,800,893,000	$ 1,800,893,000	$ 1,862,003,000
Current portion		348,580,000	348,580,000	122,467,000
Long-term debt		1,452,313,000	1,452,313,000	1,739,536,000
Proceeds from borrowings			20,111,000	18,921,000
Repayment of borrowings			121,771,000	199,841,000
Senior U.S. unsecured notes
Disclosure of detailed information about borrowings [line items]
Borrowings		491,651,000	$ 491,651,000	485,401,000
Proceeds from borrowings		504,075,000
Number of tranches | tranche			2
Borrowings maturity term			2 years 1 month 6 days
Senior unsecured notes
Disclosure of detailed information about borrowings [line items]
Borrowings		1,025,683,000	$ 1,025,683,000	1,057,027,000
Proceeds from borrowings		1,025,992,000
Number of tranches | tranche			4
Unsecured committed revolving credit facility
Disclosure of detailed information about borrowings [line items]
Borrowings		194,795,000	$ 194,795,000	200,000,000
Borrowing capacity of unsecured credit facility		1,500,000,000	1,500,000,000
Extended period	1 year
Committed to cover various letters of credit issued for clients and other parties
Disclosure of detailed information about borrowings [line items]
Borrowings		9,610,000	9,610,000
Obligations, blended monthly installments
Disclosure of detailed information about borrowings [line items]
Borrowings		30,124,000	30,124,000	61,703,000
Obligations under finance leases, blended monthly installments
Disclosure of detailed information about borrowings [line items]
Borrowings		29,909,000	29,909,000	29,794,000
Other long-term debt
Disclosure of detailed information about borrowings [line items]
Borrowings		$ 28,731,000	$ 28,731,000	$ 28,078,000
Weighted average | Senior U.S. unsecured notes
Disclosure of detailed information about borrowings [line items]
Weighted average interest rate		4.76%	4.76%	4.76%	4.76%	4.76%
Weighted average | Senior unsecured notes
Disclosure of detailed information about borrowings [line items]
Weighted average interest rate		3.63%	3.63%	3.62%	3.63%	3.63%
Borrowings maturity term			4 years
Weighted average | Obligations, blended monthly installments
Disclosure of detailed information about borrowings [line items]
Weighted average interest rate		2.46%	2.46%	2.49%	2.46%	2.46%
Weighted average | Obligations under finance leases, blended monthly installments
Disclosure of detailed information about borrowings [line items]
Weighted average interest rate		2.40%	2.40%	2.89%	2.40%	2.40%
2018 | Senior U.S. unsecured notes
Disclosure of detailed information about borrowings [line items]
Borrowings		$ 180,950,000	$ 180,950,000		$ 140,000,000
2021 | Senior U.S. unsecured notes
Disclosure of detailed information about borrowings [line items]
Borrowings		323,125,000	323,125,000		250,000,000
Tranche one | 2019 | Senior unsecured notes
Disclosure of detailed information about borrowings [line items]
Borrowings		51,700,000	51,700,000		40,000,000
Tranche two | 2021 | Senior unsecured notes
Disclosure of detailed information about borrowings [line items]
Borrowings		71,088,000	71,088,000		55,000,000
Tranche three | 2024 | Senior unsecured notes
Disclosure of detailed information about borrowings [line items]
Borrowings		387,750,000	387,750,000		300,000,000
Tranche four | Senior unsecured notes
Disclosure of detailed information about borrowings [line items]
Borrowings		387,750,000	$ 387,750,000		300,000,000
Number of remaining yearly payments | payment			6
Number of yearly payments | payment			7
Tranche four | 2019 | Senior unsecured notes
Disclosure of detailed information about borrowings [line items]
Borrowings					50,000,000
Tranche four | 2020 | Senior unsecured notes
Disclosure of detailed information about borrowings [line items]
Borrowings					50,000,000
Tranche four | 2021 | Senior unsecured notes
Disclosure of detailed information about borrowings [line items]
Borrowings					50,000,000
Tranche four | 2022 | Senior unsecured notes
Disclosure of detailed information about borrowings [line items]
Borrowings					50,000,000
Tranche four | 2023 | Senior unsecured notes
Disclosure of detailed information about borrowings [line items]
Borrowings					50,000,000
Tranche four | 2024 | Senior unsecured notes
Disclosure of detailed information about borrowings [line items]
Borrowings					50,000,000
Tranche five | Senior unsecured notes
Disclosure of detailed information about borrowings [line items]
Number of tranches | tranche			1
Tranche five | 2021 | Senior unsecured notes
Disclosure of detailed information about borrowings [line items]
Borrowings		127,704,000	$ 127,704,000			€ 85,000,000
Fair value hedges | Interest rate swaps | Senior U.S. unsecured notes
Disclosure of detailed information about borrowings [line items]
Fair value adjustments relating to interest rate swaps designated as fair value hedges			12,274,000
Deferred finance costs | Senior U.S. unsecured notes
Disclosure of detailed information about borrowings [line items]
Borrowings		150,000	150,000
Deferred finance costs | Senior unsecured notes
Disclosure of detailed information about borrowings [line items]
Borrowings		309,000	309,000
Settled cross-currency swap agreements | Tranche four | Senior unsecured notes
Disclosure of detailed information about borrowings [line items]
Borrowings					$ 65,045,000
Canadian prime | Unsecured committed revolving credit facility
Disclosure of detailed information about borrowings [line items]
Borrowings		$ 120,000,000	$ 120,000,000
Canadian prime | Weighted average | Unsecured committed revolving credit facility
Disclosure of detailed information about borrowings [line items]
Weighted average interest rate		3.70%	3.70%		3.70%	3.70%
Banker's acceptance | Unsecured committed revolving credit facility
Disclosure of detailed information about borrowings [line items]
Borrowings		$ 74,795,000	$ 74,795,000
Borrowing margin rate		1.00%	1.00%		1.00%	1.00%
Banker's acceptance | Weighted average | Unsecured committed revolving credit facility
Disclosure of detailed information about borrowings [line items]
Weighted average interest rate		1.85%	1.85%		1.85%	1.85%